Taxes Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Taxes Payable
Business tax		71,371	56,887
Withholding individual income taxes for employees		27,445	13,743
Enterprise income taxes		269,198	199,959
Others		23,755	18,743
Total taxes payable	$ 62,246	391,769	289,332